UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21893

Nuveen Global Government Enhanced Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Global Government Enhanced Income Fund (JGG)
September 30, 2012

Principal
Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Sovereign Debt – 51.4% (4)
	Australia – 4.0%
4,600 AUD	Australian Government	5.750%	5/15/21	AAA	$ 5,831,111
	Brazil – 1.1%
1,300	Federative Republic of Brazil	4.875%	1/22/21	Baa2	1,553,500
	Canada – 7.6%
4,750 CAD	Canadian Government Bond	3.250%	6/01/21	AAA	5,460,447
5,000 CAD	Canadian Government Bond	2.750%	6/01/22	AAA	5,541,145
9,750 CAD	Total Canada				11,001,592
	Chile – 1.6%
1,055,000 CLP	Bonos del Banco Central de Chile en Pesos	6.000%	1/01/15	N/R	2,292,682
	Germany – 3.7%
3,489 EUR	Deutschland Republic	3.500%	7/04/19	AAA	5,259,639
	Indonesia – 1.1%
1,300	Republic of Indonesia, 144A	5.875%	3/13/20	Baa3	1,566,500
	Mexico – 4.9%
35,000 MXN	Mexico Bonos de DeSarrollo	6.250%	6/16/16	A-	2,845,567
13,800 MXN	Mexico Bonos de DeSarrollo	8.000%	12/07/23	A-	1,302,629
34,500 MXN	United Mexican States	9.500%	12/18/14	A-	2,948,604
83,300 MXN	Total Mexico				7,096,800
	Netherlands – 3.1%
3,000 EUR	Netherlands Government Bond	3.500%	7/15/20	AAA	4,455,280
	New Zealand – 2.0%
3,000 NZD	New Zealand, Treasury Bill	6.000%	12/15/17	Aaa	2,860,876
	Philippines – 1.0%
1,300	Republic of the Philippines	4.000%	1/15/21	BB+	1,452,750
	South Africa – 6.8%
62,000 ZAR	Republic of South Africa	7.250%	1/15/20	A	7,791,157
12,800 ZAR	Republic of South Africa	10.500%	12/21/26	A	1,944,683
74,800 ZAR	Total South Africa				9,735,840
	Sweden – 2.1%
16,500 SEK	Swedish Government	3.500%	6/01/22	AAA	2,968,156
	United Kingdom – 12.4%
1,500 GBP	United Kingdom, Gilt	5.000%	3/07/18	AAA	2,968,308
2,800 GBP	United Kingdom, Gilt	3.750%	9/07/19	AAA	5,336,789
1,500 GBP	United Kingdom, Gilt	3.750%	9/07/20	AAA	2,873,697
3,500 GBP	United Kingdom, Gilt	3.750%	9/07/21	AAA	6,740,730
9,300 GBP	Total United Kingdom				17,919,524
	Total Sovereign Debt (cost $71,784,155)				73,994,250

Principal
Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Short-Term Investments – 49.5% (5)
	Sovereign Debt – 6.8%
	South Korea – 4.1%
6,500,000 KRW	Korea Monetary Stabilty Bond	3.460%	12/09/12	N/R	$ 5,854,997
	Turkey – 2.7%
7,200 TRY	Republic of Turkey, Government Bond	0.000%	2/20/13	BBB	3,902,723
	Total Sovereign Debt				9,757,720
	U.S. Government and Agency Obligations – 38.9%
$3,400	Federal Home Loan Bank Bonds	1.746%	11/30/12	Aaa	3,408,717
2,000	Federal Home Loan Bank Bonds	0.000%	12/17/12	N/R	1,999,828
6,699	Federal Home Loan Bank Bonds	0.000%	12/17/12	N/R	6,698,424
4,000	Federal Home Loan Bank Bonds	1.500%	1/16/13	Aaa	4,015,152
5,000	Federal Home Loan Bank Bonds	0.230%	6/06/13	Aaa	5,001,020
4,000	Federal Home Loan Mortgage Corporation, Notes	4.625%	10/25/12	Aaa	4,011,980
6,000	Federal Home Loan Mortgage Corporation, Notes	0.515%	11/26/12	Aaa	6,003,252
12,000	Federal Home Loan Mortgage Corporation, Notes	0.850%	12/28/12	Aaa	12,019,992
7,000	Federal National Mortgage Association	1.000%	12/27/12	Aaa	7,014,035
5,800	U.S. Treasury Notes, (6)	1.375%	1/15/13	Aaa	5,820,845
55,899	Total U.S. Government and Agency Obligations				55,993,245
	Repurchase Agreements – 3.8%

$5,492	Repurchase Agreement with State Street Bank, dated 9/28/12, repurchase price $5,492,213, collateralized by $5,600,000 U.S. Treasury Notes, 0.250%, due 2/28/14, value $5,603,489	0.010%	10/01/12	N/A	5,492,208
	Total Short-Term Investments (cost $70,942,210)				71,243,173
	Total Investments (cost $142,726,365) – 100.9%				145,237,423
	Other Assets Less Liabilities – (0.9)% (7)				(1,272,140)
	Net Assets – 100%				$ 143,965,283

Investments in Derivatives at September 30, 2012

Forward Foreign Currency Exchange Contracts outstanding:

						Unrealized
						Appreciation
		Amount	In Exchange For	Amount	Settlement	Depreciation)
Counterparty	Currency Contracts to Deliver	(Local Currency)	Currency	(Local Currency)	Date	(U.S. Dollars) (7)
Bank of America	Japanese Yen	470,000,000	U.S. Dollar	6,001,405	10/19/12	$ (21,988)
Barclays	U.S. Dollar	2,941,946	Malaysian Ringgit	9,000,000	11/26/12	(16,896)
BNP Paribas	Canadian Dollar	5,434,000	U.S. Dollar	5,462,405	10/31/12	(61,529)
Citibank N.A.	Australian Dollar	3,800,000	U.S. Dollar	3,928,440	10/05/12	(12,604)
Citibank N.A.	Czech Koruna	43,690,000	U.S. Dollar	2,295,547	11/30/12	62,261
Citibank N.A.	Czech Koruna	8,000,000	U.S. Dollar	415,060	11/30/12	6,127
Citibank N.A.	Swedish Krona	19,830,000	U.S. Dollar	3,010,248	11/19/12	(4,303)
Citibank N.A.	Swiss Franc	4,000,000	U.S. Dollar	4,094,585	10/23/12	(160,096)
Citibank N.A.	U.S. Dollar	3,449,333	Polish Zloty	11,022,000	11/30/12	(32,977)
Credit Suisse	U.S. Dollar	1,984,838	Polish Zloty	6,650,000	11/05/12	82,289
JPMorgan	South African Rand	61,500,000	U.S. Dollar	7,419,781	11/19/12	79,143
JPMorgan	U.S. Dollar	1,786,033	Indian Rupee	100,000,000	10/10/12	107,140
JPMorgan	U.S. Dollar	1,496,398	Indian Rupee	81,000,000	10/18/12	34,543
Morgan Stanley	Euro	10,209,000	U.S. Dollar	12,601,510	10/19/12	(519,746)
Morgan Stanley	Mexican Peso	16,800,000	U.S. Dollar	1,299,756	11/29/12	2,046
Morgan Stanley	Pound Sterling	3,210,000	U.S. Dollar	4,993,733	10/02/12	(189,773)
Morgan Stanley	Pound Sterling	1,770,000	U.S. Dollar	2,875,206	10/02/12	17,011
Morgan Stanley	Pound Sterling	2,420,000	U.S. Dollar	3,784,561	10/02/12	(123,254)
Morgan Stanley	Pound Sterling	1,820,000	U.S. Dollar	2,845,186	10/02/12	(93,749)
Morgan Stanley	Pound Sterling	1,890,000	U.S. Dollar	2,936,525	10/02/12	(115,445)
Morgan Stanley	Pound Sterling	11,110,000	U.S. Dollar	17,989,312	12/03/12	52,225
Morgan Stanley	U.S. Dollar	1,255,143	Euro	1,000,000	10/19/12	30,121
						$ (879,454)

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Termination	Value	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date	(U.S. Dollars)	(Depreciation) (7)
Citigroup N.A.	17,000,000 AUD	Receive	3-Month AUD-BBR	4.690%	Quarterly	7/21/13	$ (270,872)	$ (270,872)
JPMorgan	9,960,000,000 KRW	Receive	3-Month KRW-CD-KSDA	4.250	Quarterly	3/11/15	(318,729)	(318,729)
								$ (589,601)

* Annualized.

Future Contracts outstanding:

					Appreciation
	Contract	Number of	Contract	Amount	(Depreciation)
Type	Position	Contracts	Expiration	(Local Currency) (3)	(U.S. Dollars)
10-Year Japan Government Bond	Long	11	12/12	1,586,090,000 JPY	$ 35,175
10-Year U.S. Treasury Note	Short	(43)	12/12	(5,739,828)	(29,494)
German Euro Bond	Long	24	12/12	3,402,480 EUR	40,704
UK Long GILT Bond	Long	18	12/12	2,171,160 GBP	(2,942)
					$ 43,443

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Sovereign Debt	$–	$73,994,250	$–	$73,994,250
Short-Term Investments:
Sovereign Debt	–	9,757,720	–	9,757,720
U.S. Government & Agency Obligations	–	55,993,245	–	55,993,245
Repurchase Agreements	–	5,492,208	–	5,492,208
Derivatives:
Forward Foreign Currency Exchange Contracts*	–	(879,454)	–	(879,454)
Futures Contracts*	43,443	–	–	43,443
Interest Rate Swaps*	–	(589,601)	–	(589,601)
Total	$43,443	$143,768,368	$–	$143,811,811

* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees.  The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee.  When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$472,906	Unrealized depreciation on forward foreign currency exchange contracts	$(1,352,360)
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts	75,879	—	—
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts	(32,436)	—	—
Interest Rate	Swaps	—	—	Unrealized depreciation on interest rate swaps	(589,601)
Total			$516,349		$(1,941,961)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the amortization of premium, recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency contracts, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2012, the cost of investments (excluding investments in derivatives) was $143,433,335.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2012, were as follows:

Gross unrealized:
Appreciation					$ 3,275,556
Depreciation					(1,471,468)

Net unrealized appreciation (depreciation) of investments					$ 1,804,088

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(4)	Additional Sovereign Debt exposure is obtained from investments in futures and interest rate swap transactions that reference the global government bond markets.
(5)	Substantially all of the Fund’s Short-Term Investments may be used as collateral for investments in derivatives.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(7)	Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives at September 30, 2012.
N/A	Not applicable.
N/R	Not rated.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

AUD	Australian Dollar
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	Euro
GBP	British Pound Sterling
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish Lira
ZAR	South African Rand
AUD-BBR	Australian Dollar-Bank Bill Rate
KRW-CD-KSDA	Korean Won-Certificates of Deposit-Korean Securities Dealers Association

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Global Government Enhanced Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 29, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2012